Income Tax - Summary of Projects were Exempted From Income Tax (Detail)	12 Months Ended
Dec. 31, 2018
Construction and expansion of 2007 by the company [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax-exemption period, start date	2016-01
Tax-exemption period, end date	2020-12
Construction and expansion of 2007 by the company [member] | Siliconware Precision Industries Co., Ltd. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax-exemption period, start date	2015-01
Tax-exemption period, end date	2019-12
Construction and expansion of 2008 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax-exemption period, start date	2014-01
Tax-exemption period, end date	2018-12
Construction and expansion of 2008 [member] | ASE Test, Inc. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax-exemption period, start date	2014-01
Tax-exemption period, end date	2018-12
Construction and expansion of 2008 [member] | ASE Electronics Inc. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax-exemption period, start date	2016-01
Tax-exemption period, end date	2020-12
Construction and expansion of 2009 [member] | ASE Test, Inc. [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax-exemption period, start date	2018-01
Tax-exemption period, end date	2022-12